UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2008

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Sand Hill Advisors, LLC
Address: 245 Lytton Avenue, Suite 300

         Palo Alto, CA  94301

13F File Number:  28-5390

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Cynde Lee
Title:     Director, Operations/Compliance
Phone:     (650)-854-9150

Signature, Place, and Date of Signing:

     /s/  Cynde Lee     Palo Alto, CA     November 11, 2008



Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     62

Form13F Information Table Value Total:     $153,853 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Co.                         COM              88579Y101     3734    54660 SH       Sole                    41710             12950
AT&T Inc                       COM              00206R102     2679    95962 SH       Sole                    73080             22882
Aflac Inc                      COM              001055102     3498    59540 SH       Sole                    48255             11285
Agilent Technologies Inc       COM              00846U101      557    18785 SH       Sole                                      18785
Amgen                          COM              031162100      255     4300 SH       Sole                     4300
Applied Materials              COM              038222105     3625   239615 SH       Sole                   186790             52825
BP PLC                         COM              055622104     4284    85388 SH       Sole                    64411             20977
BankAmerica Corp               COM              060505104      893    25518 SH       Sole                    21915              3603
Berkshire Hathaway Inc - CL B  COM              084670207      694      158 SH       Sole                      158
Charles Schwab New             COM              808513105     3849   148048 SH       Sole                   148048
ChevronTexaco Corp             COM              166764100     6748    81811 SH       Sole                    61857             19954
Cisco Systems                  COM              17275R102      547    24242 SH       Sole                    17820              6422
Clorox                         COM              189054109      386     6164 SH       Sole                     5264               900
Coca Cola                      COM              191216100     5744   108632 SH       Sole                    84691             23941
Colgate Palmolive              COM              194162103      267     3550 SH       Sole                     1200              2350
ConocoPhillips                 COM              20825C104      216     2945 SH       Sole                     2195               750
Dominion Resources             COM              25746U109     4811   112456 SH       Sole                    84538             27918
E.I. du Pont de Nemours and Co COM              263534109     3237    80315 SH       Sole                    64300             16015
Energy Select Sector SPDR      COM              81369Y506      989    15631 SH       Sole                    14466              1165
Exelon Corp Com                COM              30161N101      214     3425 SH       Sole                     1650              1775
Exxon Mobil Corporation        COM              30231G102     2358    30369 SH       Sole                    28119              2250
Financial Select Sector SPDR   COM              81369y605     3377   169783 SH       Sole                   124113             45670
Finisar Corporation            COM              31787A101     5959  5900000 SH       Sole                                    5900000
Fiserv Inc                     COM              337738108      376     7938 SH       Sole                     7938
Flextronics                    COM              Y2573F102       74    10508 SH       Sole                    10508
General Electric               COM              369604103     4368   171279 SH       Sole                   136977             34303
Glaxosmithkline PLC - ADR      COM              37733W105     4262    98056 SH       Sole                    77438             20618
Goldman Sachs                  COM              38141G104     2473    19320 SH       Sole                    14465              4855
Health Care Select Sector      COM              81369y209     4000   133097 SH       Sole                    73837             59260
Hewlett-Packard Co.            COM              428236103     3354    72536 SH       Sole                     5480             67056
Intel                          COM              458140100      363    19407 SH       Sole                    16557              2850
International Business Machine COM              459200101      623     5325 SH       Sole                     5225               100
J P Morgan Chase & Co.         COM              46625H100     4431    94884 SH       Sole                    71709             23175
Johnson & Johnson              COM              478160104     5987    86414 SH       Sole                    74876             11538
Johnson Controls               COM              478366107      290     9570 SH       Sole                     4770              4800
Linear Technology              COM              535678106     4305   140398 SH       Sole                   105223             35175
Lowe's Companies               COM              548661107     2724   115000 SH       Sole                    84850             30150
Medtronic                      COM              585055106      302     6019 SH       Sole                     5769               250
Microsoft                      COM              594918104     4309   161450 SH       Sole                   126504             34946
Morphicstechnology Inc Delawar COM              617998216        0    50000 SH       Sole                    50000
Nike                           COM              654106103     3458    51690 SH       Sole                    39065             12625
Oil Svs Holdrs                 COM              678002106     2641    18000 SH       Sole                    12300              5700
Paychex Inc                    COM              704326107     4149   125600 SH       Sole                    99135             26465
Pepsico                        COM              713448108     6711    94161 SH       Sole                    73659             20502
Pfizer                         COM              717081103      300    16280 SH       Sole                     1275             15005
Potash Corp                    COM              73755L107      264     2000 SH       Sole                     2000
Procter & Gamble               COM              742718109     6800    97568 SH       Sole                    74448             23120
Royal Dutch Shell              COM              780259206      361     6123 SH       Sole                     3680              2443
Shaman Pharmaceutical          COM              819319500        0   103323 SH       Sole                   103323
Southwest Airlines             COM              844741108      165    11389 SH       Sole                    11389
Swift Energy                   COM              870738101      418    10800 SH       Sole                                      10800
Texas Instruments              COM              882508104     1915    89092 SH       Sole                    89092
United Parcel Service CL B     COM              911312106     3602    57273 SH       Sole                    44183             13090
United Technologies            COM              913017109      327     5440 SH       Sole                     5440
Verizon Communications         COM              92343V104      215     6691 SH       Sole                     6691
Wells Fargo                    COM              949746101     5440   144951 SH       Sole                   108201             36750
Xilinx Incorporated            COM              983919101      219     9337 SH       Sole                     9337
eBay Inc                       COM              278642103      215     9628 SH       Sole                     9628
DNP Select Income Fund Inc.    ETF              23325p104      116    12414 SH       Sole                    12414
SPDR Trust Unit Series 1       ETF              78462F103      203     1750 SH       Sole                      200              1550
Standard and Poors Mid Cap Tru ETF              595635103    14764   112021 SH       Sole                    96387             15634
iShares MSCI EAFE Index        ETF              464287465      406     7220 SH       Sole                     7220